Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of Property, plant and equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2020	2021
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814

Accumulated depreciation	(1,754)	(1,814)
Property, plant and equipment, net	60	—